ALLIANCE
              ----------------------------------------------------
                                VARIABLE PRODUCTS
              ----------------------------------------------------
                                   SERIES FUND
              ----------------------------------------------------
                             ALLIANCEBERNSTEIN VALUE
              ----------------------------------------------------
                                    PORTFOLIO
              ----------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                                PERCENT OF
COMPANY                                     U.S. $ VALUE        NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            $ 2,741,640            5.2%
--------------------------------------------------------------------------------
Bank of America Corp.                          1,435,344            2.7
--------------------------------------------------------------------------------
Citigroup, Inc.                                1,395,000            2.7
--------------------------------------------------------------------------------
ChevronTexaco Corp.                            1,205,104            2.3
--------------------------------------------------------------------------------
SBC Communications, Inc.                       1,183,400            2.2
--------------------------------------------------------------------------------
Verizon Communications                           929,472            1.8
--------------------------------------------------------------------------------
Wachovia Corp.                                   830,415            1.6
--------------------------------------------------------------------------------
Hewlett-Packard Co.                              723,172            1.4
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                         720,720            1.4
--------------------------------------------------------------------------------
Bank One Corp.                                   696,488            1.3
                                            ------------           ----
--------------------------------------------------------------------------------
                                             $11,860,755           22.6%
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-95.9%
FINANCIAL-32.8%
BANKS - NYC-4.0%
Citigroup, Inc. .............................         36,000         $ 1,395,000
J. P. Morgan Chase & Co. ....................         20,400             691,968
                                                                     -----------
                                                                       2,086,968
                                                                     -----------
FINANCE -
   PERSONAL LOANS-0.7%
American Express Co. ........................          2,200              79,904
Countrywide Credit Industries,
   Inc. .....................................          6,550             316,038
                                                                     -----------
                                                                         395,942
                                                                     -----------
LIFE INSURANCE-0.8%
MetLife, Inc. ...............................         12,500             360,000
Torchmark, Inc. .............................          1,300              49,660
                                                                     -----------
                                                                         409,660
                                                                     -----------
MAJOR REGIONAL
   BANKS-14.7%
AmSouth Bancorp. ............................         15,000             335,700
Bank of America Corp. .......................         20,400           1,435,344
Bank One Corp. ..............................         18,100             696,488
Charter One Financial, Inc. .................          2,205              75,808
Comerica, Inc. ..............................          5,000             307,000
FleetBoston Financial Corp. .................         17,000             549,950
Huntington Bancshares, Inc. .................         16,400             318,488
KeyCorp .....................................         14,250             389,025
National City Corp. .........................         13,900             462,175
Regions Financial Corp. .....................          9,400             330,410
SouthTrust Corp. ............................          5,500             143,660
Suntrust Banks, Inc. ........................          5,400             365,688
U.S. Bancorp ................................         22,800             532,380
Union Planters Corp. ........................          7,313             236,706
UnionBanCal Corp. ...........................          4,950             231,907
Wachovia Corp. ..............................         21,750             830,415
Wells Fargo & Co. ...........................          9,650             483,079
                                                                     -----------
                                                                       7,724,223
                                                                     -----------
MISCELLANEOUS
   FINANCIAL-3.4%
Goldman Sachs Group, Inc. ...................          6,275             460,271
Lehman Brothers Holdings,
   Inc. .....................................          7,000             437,640
Merrill Lynch & Co., Inc. ...................          2,300              93,150
MGIC Investment Corp. .......................          4,300             291,540
Morgan Stanley,
   Dean Witter & Co. ........................         11,500             495,420
                                                                     -----------
                                                                       1,778,021
                                                                     -----------
MULTI-LINE INSURANCE-2.5%
Aetna, Inc. .................................            900              43,173
American International Group,
   Inc. .....................................          7,825             533,900
CIGNA Corp. .................................          2,350             228,937
Health Net, Inc. (a) ........................         10,500             281,085
Humana, Inc. (a) ............................         14,500             226,635
                                                                     -----------
                                                                       1,313,730
                                                                     -----------
PROPERTY - CASUALTY
   INSURANCE-3.0%
Allstate Corp. ..............................         13,850             512,173
Aon Corp. ...................................          7,300             215,204
Chubb Corp. .................................          5,000             354,000
Old Republic International
   Corp. ....................................          3,500             110,250
St. Paul Cos., Inc. .........................          7,900             307,468
XL Capital, Ltd. Cl.A .......................            900              76,230
                                                                     -----------
                                                                       1,575,325
                                                                     -----------
SAVINGS AND LOAN-3.7%
Federal Home Loan
   Mortgage Corp. ...........................          5,700             348,840
Federal National
   Mortgage Assn. ...........................          7,400             545,750
Golden West Financial Corp. .................          5,250             361,095
Washington Mutual, Inc. .....................         18,100             671,691
                                                                     -----------
                                                                       1,927,376
                                                                     -----------
                                                                      17,211,245
                                                                     -----------
ENERGY-11.6%
OILS - INTEGRATED
   DOMESTIC-3.5%
Amerada Hess Corp. ..........................          3,050             251,625
Ashland, Inc. ...............................          7,300             295,650
Marathon Oil Corp. ..........................         12,400             336,288
Occidental Petroleum Corp. ..................         12,000             359,880
Phillips Petroleum Co. ......................          6,600             388,608
Valero Energy Corp. .........................          5,100             190,842
                                                                     -----------
                                                                       1,822,893
                                                                     -----------
OILS - INTEGRATED
   INTERNATIONAL-8.1%
ChevronTexaco Corp. .........................         13,617           1,205,104
Conoco, Inc. ................................         11,000             305,800
Exxon Mobil Corp. ...........................         67,000           2,741,640
                                                                     -----------
                                                                       4,252,544
                                                                     -----------

                                                                       6,075,437
                                                                     -----------
UTILITIES-11.3%
ELECTRIC COMPANIES-4.4%
Ameren Corp. ................................          7,000             301,070
American Electric Power Co.,
   Inc. .....................................          9,375             375,187
Cinergy Corp. ...............................          7,050             253,730
Consolidated Edison, Inc. ...................          8,350             348,612
Entergy Corp. ...............................          7,800             331,032
PPL Corp. ...................................          9,000             297,720
Puget Energy, Inc. ..........................          9,500             196,175
Reliant Resources, Inc. (a) .................         16,500             144,375
Westar Energy, Inc. .........................          3,800              58,330
Xcel Energy, Inc. ...........................          2,150              36,056
                                                                     -----------
                                                                       2,342,287
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------
TELEPHONE-6.9%
AT&T Corp. ..................................          44,000        $   470,800
BellSouth Corp. .............................          21,500            677,250
Qwest Communications
   International, Inc. (a)  .................          69,000            193,200
SBC Communications, Inc. ....................          38,800          1,183,400
Sprint Corp. ................................          13,000            137,930
Verizon Communications ......................          23,150            929,472
WorldCom, Inc.-
   WorldCom Group (b) .......................         199,000             17,910
                                                                     -----------
                                                                       3,609,962
                                                                     -----------
                                                                       5,952,249
                                                                     -----------
CONSUMER
   CYCLICALS-10.5%
AUTO PARTS -
   AFTER MARKET-0.7%
Genuine Parts Co. ...........................           9,600            334,752
Snap On, Inc. ...............................           1,925             57,153
                                                                     -----------
                                                                         391,905
                                                                     -----------
AUTOS & AUTO PARTS-2.6%
Autoliv, Inc. (Sweden) ......................           7,000            176,400
Dana Corp. ..................................          13,500            250,155
Ford Motor Co. ..............................           3,000             48,000
General Motors Corp. ........................           8,000            427,600
Lear Corp. (a) ..............................           5,000            231,250
Magna International, Inc. ...................
   Cl.A .....................................           3,300            227,205
                                                                     -----------
                                                                       1,360,610
                                                                     -----------
HOME FURNISHINGS-0.5%
Leggett & Platt, Inc. .......................          10,500            245,700
                                                                     -----------
HOTEL - MOTEL-0.2%
Hilton Hotels Corp. .........................           6,500             90,350
                                                                     -----------
HOUSEHOLD - APPLIANCES/
   DURABLES-1.3%
Black & Decker Corp. ........................           4,700            226,540
Maytag Corp. ................................           5,000            213,250
Whirlpool Corp. .............................           4,000            261,440
                                                                     -----------
                                                                         701,230
                                                                     -----------
MISCELLANEOUS CONSUMER
   CYCLICALS-1.1%
Fortune Brands, Inc. ........................           5,500            308,000
Newell Rubbermaid, Inc. .....................           7,500            262,950
                                                                     -----------
                                                                         570,950
                                                                     -----------
RETAILERS-2.9%
AutoNation, Inc. (a) ........................          20,000            290,000
Federated Department
   Stores, Inc. (a) .........................           8,500            337,450
May Department Stores Co. ...................           9,900            326,007
Sears, Roebuck & Co. ........................           6,825            370,597
TJX Cos, Inc. ...............................           9,000            176,490
                                                                     -----------
                                                                       1,500,544
                                                                     -----------
TEXTILES/SHOES -
   APPAREL MFG.-0.7%
Jones Apparel Group, Inc. (a) ...............           4,000            150,000
Liz Claiborne, Inc. .........................           6,200            197,160
V.F. Corp. ..................................             650             25,487
                                                                     -----------
                                                                         372,647
                                                                     -----------
TIRES & RUBBER GOODS-0.5%
Goodyear Tire & Rubber Co. ..................          13,600            254,456
                                                                     -----------
                                                                       5,488,392
                                                                     -----------
CONSUMER STAPLES-6.5%
BEVERAGES -
   SOFT, LITE & HARD-0.3%
Coca-Cola Enterprises, Inc. .................           5,100            112,608
Pepsi Bottling Group, Inc. ..................           2,200             67,760
                                                                     -----------
                                                                         180,368
                                                                     -----------
FOODS-2.8%
ConAgra Foods, Inc. .........................          15,500            428,575
H.J. Heinz Co. ..............................           4,675            192,142
Kellogg Co. .................................           4,275            153,302
Sara Lee Corp. ..............................          17,000            350,880
Tyson Foods, Inc. Cl.A ......................          20,376            316,032
                                                                     -----------
                                                                       1,440,931
                                                                     -----------
RESTAURANTS-0.8%
McDonald's Corp. ............................             600             17,070
Wendy's International, Inc. .................           6,850            272,835
Yum! Brands, Inc. (a) .......................           4,000            117,000
                                                                     -----------
                                                                         406,905
                                                                     -----------
RETAIL STORES - FOOD-0.0%
SUPERVALU, Inc. .............................             500             12,265
                                                                     -----------
SOAPS-0.7%
Procter & Gamble Co. ........................           4,200            375,060
                                                                     -----------
SUGAR REFINERS-0.5%
Archer- Daniels- Midland Co. ................          19,805            253,306
                                                                     -----------
TOBACCO-1.4%
Philip Morris Cos., Inc. ....................          16,500            720,720
                                                                     -----------
                                                                       3,389,555
                                                                     -----------
COMMODITIES-5.5%
CHEMICALS-3.3%
Cabot Corp. .................................           2,200             63,030
E.I. du Pont de Nemours
   & Co. ....................................          14,775            656,010
Eastman Chemical Co. ........................           1,600             75,040
FMC Corp. (a) ...............................           1,600             48,272
Praxair, Inc. ...............................           3,750            213,638
The Dow Chemical Co. ........................          15,500            532,890
The Lubrizol Corp. ..........................           5,050            169,175
                                                                     -----------
                                                                       1,758,055
                                                                     -----------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------
PAPER-2.2%
Boise Cascade Corp. ........................             6,500       $   224,445
Georgia-Pacific Group ......................            12,150           298,647
International Paper Co. ....................            11,000           479,380
Smurfit-Stone Container
   Corp. (a) ...............................             7,450           114,879
Temple-Inland, Inc. ........................               450            26,037
                                                                     -----------
                                                                       1,143,388
                                                                     -----------
                                                                       2,901,443
                                                                     -----------
TECHNOLOGY-5.3%
COMMUNICATION -
   EQUIP. MFRS.-1.4%
Corning, Inc. (a) ..........................            67,400           239,270
Nortel Networks Corp. (a) ..................           161,700           234,465
Tellabs, Inc. (a) ..........................            41,500           257,300
                                                                     -----------
                                                                         731,035
                                                                     -----------
COMPUTERS-2.3%
Hewlett-Packard Co. ........................            47,328           723,172
International Business
   Machines Corp. ..........................             6,040           434,880
Quantum Corp. (a) ..........................            15,750            66,150
                                                                     -----------
                                                                       1,224,202
                                                                     -----------
COMPUTER SERVICES/
   SOFTWARE-0.4%
Electronic Data Systems
   Corp. ...................................             5,500           204,325
                                                                     -----------
MISCELLANEOUS
   INDUSTRIAL
   TECHNOLOGY-1.1%
Arrow Electronics, Inc. (a) ................             1,200            24,900
Avnet, Inc. (a) ............................             2,000            43,980
Ingram Micro, Inc. Cl.A, (a) ...............            10,550           145,063
Solectron Corp. (a) ........................            27,210           167,341
Tech Data Corp. (a) ........................             5,550           210,067
                                                                     -----------
                                                                         591,351
                                                                     -----------
SEMICONDUCTORS-0.1%
Motorola, Inc. .............................             2,400            34,608
                                                                     -----------
                                                                       2,785,521
                                                                     -----------
CONSUMER GROWTH-4.8%
DRUGS-3.2%
Bristol-Myers Squibb Co. ...................             3,750            96,375
Merck & Co., Inc. ..........................            13,600           688,704
Pfizer, Inc. ...............................             7,075           247,625
Pharmacia Corp. ............................             1,800            67,410
Schering-Plough Corp. ......................            21,400           526,440
Wyeth ......................................               625            32,000
                                                                     -----------
                                                                       1,658,554
                                                                     -----------
ENTERTAINMENT-0.4%
Viacom, Inc. (a) ...........................             3,050           135,329
Walt Disney Co. ............................             4,100            77,490
                                                                     -----------
                                                                         212,819
                                                                     -----------
HOSPITAL SUPPLIES-0.0%
Abbott Laboratories ........................               675            25,414
                                                                     -----------
PUBLISHING-0.5%
R.R. Donnelley & Sons Co. ..................             9,250           254,837
                                                                     -----------
RADIO - TV
   BROADCASTING-0.7%
Comcast Corp. Cl.A, (a) ....................            16,600           395,744
                                                                     -----------
                                                                       2,547,368
                                                                     -----------
CAPITAL EQUIPMENT-3.0%
AEROSPACE - DEFENSE-0.3%
B.F. Goodrich Corp. ........................             5,900           161,188
                                                                     -----------
AUTO TRUCKS - PARTS-1.2%
Eaton Corp. ................................             4,350           316,462
PACCAR, Inc. ...............................             7,000           310,730
                                                                     -----------
                                                                         627,192
                                                                     -----------
DEFENSE-0.6%
Lockheed Martin Corp. ......................               800            55,600
Raytheon Co. ...............................             6,450           262,838
                                                                     -----------
                                                                         318,438
                                                                     -----------
ELECTRICAL
   EQUIPMENT-0.9%
Cooper Industries, Ltd. Cl.A ...............             7,000           275,100
Hubbell, Inc. Cl.B .........................             4,800           163,920
Thomas & Betts Corp. (a) ...................               500             9,300
                                                                     -----------
                                                                         448,320
                                                                     -----------
                                                                       1,555,138
                                                                     -----------
NON-FINANCIAL-2.5%
BUILDING MATERIAL - HEAT/
   PLUMBING/AIR-0.3%
Masco Corp. ................................             4,975           134,872
                                                                     -----------
HOME BUILDING-1.8%
Centex Corp. ...............................             5,650           326,514
KB HOME ....................................             6,000           309,060
Pulte Homes, Inc. ..........................             5,500           316,140
                                                                     -----------
                                                                         951,714
                                                                     -----------
MISCELLANEOUS
   BUILDING-0.4%
The Sherwin-Williams Co. ...................             7,500           224,475
                                                                     -----------
                                                                       1,311,061
                                                                     -----------
SERVICES-1.4%
RAILROADS-1.4%
Burlington Northern Santa Fe
   Corp ....................................            13,000           390,000
Norfolk Southern Corp. .....................             4,450           104,041
Union Pacific Corp. ........................             3,800           240,464
                                                                     -----------
                                                                         734,505
                                                                     -----------
INDUSTRIAL
   COMMODITIES-0.7%
PAPER-0.7%
MeadWestvaco Corp. .........................            11,237           377,114
                                                                     -----------

Total Common Stocks
   (cost $52,453,221) ......................                          50,329,028
                                                                     ===========

                                          Alliance Variable Products Series Fund
================================================================================

                                                      Principal
                                                        Amount
Company                                                 (000)       U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM
   INVESTMENT-4.1%
TIME DEPOSIT-4.1%
State Street Euro Dollar
   1.25%, 7/01/02
   (cost $2,122,000) ....................               2,122        $ 2,122,000
                                                                     -----------
TOTAL
   INVESTMENTS-100.0%
   (cost $54,575,221) ...................                             52,451,028
Other assets less
   liabilities-0.0% .....................                                 21,898
                                                                     -----------
NET ASSETS-100% .........................                            $52,472,926
                                                                     ===========

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Security exempt from Registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2002, the aggregate market value of this security amounted to $17,910 or .03% of net assets.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $54,575,221) .....    $ 52,451,028
   Cash .......................................................             954
   Dividends and interest receivable ..........................          83,808
                                                                   ------------
   Total assets ...............................................      52,535,790
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ................          13,545
   Distribution fee payable ...................................          10,687
   Accrued expenses ...........................................          38,632
                                                                   ------------
   Total liabilities ..........................................          62,864
                                                                   ------------
NET ASSETS ....................................................    $ 52,472,926
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................    $      5,426
   Additional paid-in capital .................................      54,359,488
   Undistributed net investment income ........................         204,362
   Accumulated net realized gain on investments ...............          27,843
   Net unrealized depreciation of investments .................      (2,124,193)
                                                                   ------------
                                                                   $ 52,472,926
                                                                   ============
Class B Shares
   Net assets .................................................    $ 52,472,926
                                                                   ============
   Shares of capital stock outstanding ........................       5,425,751
                                                                   ============
   Net asset value per share ..................................    $       9.67
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends .................................................      $   437,484
   Interest ..................................................           18,095
                                                                    -----------
   Total investment income ...................................          455,579
                                                                    -----------
EXPENSES
   Advisory fee ..............................................          150,712
   Distribution fee--Class B .................................           50,939
   Custodian .................................................           38,010
   Administrative ............................................           34,500
   Audit and legal ...........................................            9,774
   Printing ..................................................            8,688
   Directors' fees ...........................................            1,810
   Transfer agency ...........................................              543
   Miscellaneous .............................................            3,077
                                                                    -----------
   Total expenses ............................................          298,053
   Less: expenses waived and reimbursed (see Note B) .........          (51,689)
                                                                    -----------
   Net expenses ..............................................          246,364
                                                                    -----------
   Net investment income .....................................          209,215
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investment transactions ..............          117,802
   Net change in unrealized appreciation/depreciation
     of investments ..........................................       (2,864,007)
                                                                    -----------
   Net loss on investments ...................................       (2,746,205)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................      $(2,536,990)
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                        Six Months Ended   May 1, 2001(a)
                                                                          June 30, 2002    to December 31,
                                                                          (unaudited)           2001
                                                                        ================    ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...........................................      $    209,215       $     88,633
   Net realized gain (loss) on investment transactions .............           117,802            (89,959)
   Net change in unrealized appreciation/depreciation of investments        (2,864,007)           739,814
                                                                          ------------       ------------
   Net increase (decrease) in net assets from operations ...........        (2,536,990)           738,488

DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class B .......................................................           (93,486)                -0-
CAPITAL STOCK TRANSACTIONS
   Net increase ....................................................        27,817,281         26,547,633
                                                                          ------------       ------------
   Total increase ..................................................        25,186,805         27,286,121
NET ASSETS
   Beginning of period .............................................        27,286,121                 -0-
                                                                          ------------       ------------
   End of period (including undistributed net investment income of
   $204,362 and $88,633, respectively) .............................      $ 52,472,926       $ 27,286,121
                                                                          ============       ============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein Value Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 1, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2002, the Portfolio had only Class B shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

and expenses incurred by a portfolio with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of the average daily net assets for Class B shares.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.45% of the average daily net assets for Class B shares. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002 the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $17,189.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002, amounted to $54,754, of which $39,589 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investors Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $543 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations ..............................         $ 30,304,860
U.S. government and agencies .............................                   -0-
Sales:
Stocks and debt obligations ..............................         $  1,839,510
U.S. government and agencies .............................                   -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ............................         $  2,811,051
Gross unrealized depreciation ............................           (4,935,244)
                                                                   ------------
Net unrealized depreciation ..............................         $ (2,124,193)
                                                                   ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..........................           $  88,633
                                                                   ---------
Accumulated earnings ...................................              88,633
Accumulated capital and other losses ...................             (89,959)(a)
Unrealized appreciation/(depreciation) .................             739,814
                                                                   ---------
Total accumulated earnings/(deficit) ...................           $ 738,488
                                                                   =========

(a) On December 31, 2001, the Portfolio had a capital loss carryforward of $89,959 which will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 500,000,000 Class B shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                      ------------------------------------  ------------------------------------
                                                    Shares                                Amount
                                      ------------------------------------  ------------------------------------
                                      Six Months Ended   May 1, 2001(a) to  Six Months Ended   May 1, 2001(a) to
                                        June 30, 2002      December 31,       June 30, 2002      December 31,
                                         (unaudited)           2001            (unaudited)           2001
                                      ================   =================  ================   =================
Class B
Shares sold.......................          2,971,016          2,757,370     $   30,329,962     $   26,981,265
Shares issued in reinvestment
   of dividends...................              9,491                 -0-            93,486                 -0-
Shares redeemed...................           (265,558)           (46,568)        (2,606,167)          (433,632)
                                       --------------     --------------     --------------     --------------
Net increase......................          2,714,949          2,710,802     $   27,817,281     $   26,547,633
                                       ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

--------------------------------------------------------------------------------
(a)   Commencement of operations.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                   ---------------------------
                                                             CLASS B
                                                   ---------------------------
                                                   Six Months         May 1,
                                                     Ending         2001(a) to
                                                    June 30,        December 31,
                                                      2002             2001
                                                   ==========       ===========

Net asset value, beginning of period .........     $    10.07       $    10.00

Income From Investment Operations
Net investment income (b)(c) .................            .05              .08
Net realized and unrealized loss on
  investment transactions ....................           (.43)            (.01)
                                                   ----------       ----------
Net increase (decrease) in net asset
  value from operations ......................           (.38)             .07
                                                   ----------       ----------

Less: Dividends
Dividends from net investment income .........           (.02)              -0-
                                                   ----------       ----------
Net asset value, end of period ...............     $     9.67       $    10.07
                                                   ==========       ==========

Total Return
Total investment return based on net
  asset value (d) ............................          (3.80%)            .70%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....     $   52,473       $   27,286
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements (e) ......................           1.21%            1.20%
   Expenses, before waivers and
     reimbursements (e) ......................           1.46%            2.47%
   Net investment income (c)(e) ..............           1.03%            1.29%
Portfolio turnover rate ......................              5%               4%

--------------------------------------------------------------------------------
(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

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